UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Owners' Equity	Share Capital	Treasury Shares	Additional Paid-in Capital [1]	Retained Earnings	Non-controlling Interests
Shares outstanding, beginning of period (in shares) at Dec. 31, 2023			53,702,846
Balance at beginning of the period at Dec. 31, 2023	$ 806,580	$ 735,990	$ 53,703		$ 509,327	$ 172,960	$ 70,590
Increase (Decrease) in Stockholders' Equity
Net income	63,290	62,641				62,641	649
Share based payments contribution	1,189	1,189			1,189
Forfeitures of share based compensation	(78)	(78)			(78)
Dividends	(44,036)	(44,036)				(44,036)
Shares outstanding, end of period (in shares) at Jun. 30, 2024			53,702,846
Balance at end of the period at Jun. 30, 2024	826,945	755,706	$ 53,703		510,438	191,565	71,239
Shares outstanding, beginning of period (in shares) at Dec. 31, 2023			53,702,846
Balance at beginning of the period at Dec. 31, 2023	$ 806,580	735,990	$ 53,703		509,327	172,960	70,590
Increase (Decrease) in Stockholders' Equity
Purchase of treasury Shares (in shares)	0
Purchase of treasury Shares	$ 0
Shares outstanding, end of period (in shares) at Dec. 31, 2024			53,726,718
Balance at end of the period at Dec. 31, 2024	761,500	761,500	$ 53,727	$ 0	510,780	196,993	0	[2]
Increase (Decrease) in Stockholders' Equity
Net income	20,930	20,930				20,930
Share based payments contribution	1,115	1,115			1,115
Forfeitures of share based compensation	$ (4)	(4)			(4)
Purchase of treasury Shares (in shares)	(763,827)		(763,827)
Purchase of treasury Shares	$ (4,313)	(4,313)		(4,313)
Shares outstanding, end of period (in shares) at Jun. 30, 2025			52,962,891
Balance at end of the period at Jun. 30, 2025	$ 779,228	$ 779,228	$ 53,727	$ (4,313)	$ 511,891	$ 217,923	$ 0	[2]

[1]	Additional paid-in capital refers to the amounts of capital contributed or paid-in over and above the par value of the Company's issued share capital.
[2]	On November 14, 2024, the Company exercised its options to repurchase Kool Ice and Kool Kelvin from the financing lessor SPVs. After exercising the repurchase options, the Company no longer held a variable interest in the lessor SPVs and therefore the Company deconsolidated the lessor SPVs from its financial results. As a result, the equity attributable to lessor SPVs included within non-controlling interests has been deconsolidated.